Long-Term Debt - Summary of borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt gross	$ 593	$ 754
Deferred transaction costs and Notes discount	(11)	(46)
Non-current portion of long-term debt	582	708
Long-term debt	$ 582	708
6.875% Senior Unsecured Notes Maturing on January 15, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	January 15, 2031
Notes	$ 400	0
9.0% Senior Secured Notes Maturing on October 15, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	October 15, 2027
Notes	$ 0	563
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	July 11, 2028
Drawings on the RCF	$ 193	$ 191